Document and Entity Information	May 19, 2020
Cover [Abstract]
Entity Registrant Name	TECH DATA CORP
Amendment Flag	false
Entity Central Index Key	0000790703
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Incorporation State Country Code	FL
Entity File Number	0-14625
Entity Tax Identification Number	59-1578329
Entity Address, Address Line One	5350 Tech Data Drive
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	539-7429
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.0015 per share
Trading Symbol	TECD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false